Annual Fund Operating Expenses	Aug. 28, 2026
Nuance Concentrated Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 28, 2027
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.50%	[1]
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	1.30%	[1],[2]
Nuance Concentrated Value Fund | Nuance Concentrated Value Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.02%	[1]
Expenses (as a percentage of Assets)	1.25%	[1]
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	1.05%	[1],[2]
Nuance Mid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 28, 2027
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%	[3]
Component2 Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.32%	[3]
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	1.21%	[3],[4]
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[3]
Component2 Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.07%	[3]
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.96%	[3],[4]
Nuance Mid Cap Value Fund | Nuance Mid Cap Value Fund Z Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[3]
Component2 Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.92%	[3]
Fee Waiver or Reimbursement	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	0.81%	[3],[4]

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees and/or acquired fund fees and expenses (“AFFE”).

[2]	Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total
Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage/borrowing, expenses paid with securities lending expense offset credits, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and payment occurred and at the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees
(the “Board”) or the Adviser, with the consent of the Board.

[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees and/or acquired fund fees and expenses (“AFFE”)
[4]	Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total
Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage/borrowing, expenses paid with securities lending expense offset credits, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Institutional Class and 0.80% of the average daily net assets of the Z Class.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment.  The Operating Expenses
Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.